Leases (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) lease	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Lessee, Lease, Description [Line Items]
Off airport leases rejected | lease	278		359
Airport leases rejected | lease	26		66
Operating Lease, Lease Income [Abstract]
Revenue accounted for under Topic 842	$ 1,249	$ 1,839	$ 4,989	$ 9,417
Revenue accounted for under Topic 606	40	84	269	362	$ 8,801
Total revenues	1,289	1,923	5,258	9,779	$ 9,504
Restructuring Plan, Impact of COVID-19 | Rent Abatement And Payment Deferrals
Lessee, Lease, Description [Line Items]
Decrease in rent expense from concessions, abatement and payment deferrals	100
Vehicle Rentals, Operating Lease
Operating Lease, Lease Income [Abstract]
Revenue accounted for under Topic 842	1,099	1,637	4,320	8,579
Fleet Leasing, Operating Lease
Operating Lease, Lease Income [Abstract]
Revenue accounted for under Topic 842	149	169	639	674
Variable, Operating Lease
Operating Lease, Lease Income [Abstract]
Revenue accounted for under Topic 842	$ 1	$ 33	$ 30	$ 164